Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 322,560	$ 101,800
Amounts receivable	21,425	5,815
Biological assets	16,348	14,725
Inventory	101,607	45,981
Prepaid expenses and other assets	19,837	4,285
Current assets other than non-current assets classified as held for sale	481,777	172,606
Assets classified as held for sale		6,180
Current assets	481,777	178,786
Property, plant and equipment	303,682	96,270
Other long-term assets	8,340
Investments in associates	63,106
Other financial assets	163,463	24,030
Intangible assets	101,526	162,263
Goodwill	314,923	241,371
Total assets	1,436,817	702,720
Current liabilities
Accounts payable and accrued liabilities	89,571	15,386
Deferred revenue	900	588
Current portion of long-term debt	1,557	1,691
Current liabilities	92,028	17,665
Long-term debt	6,865	8,639
Deferred tax liability	33,536	35,924
Other long-term liabilities	61,150	766
Total liabilities	193,579	62,994
Commitments and contingencies
Shareholders' equity
Share capital	1,076,838	621,541
Other reserves	127,418	23,415
Accumulated other comprehensive income	46,166	16,098
Deficit	(91,649)	(21,296)
Equity attributable to Canopy Growth Corporation	1,158,773	639,758
Non-controlling interests	84,465	(32)
Total equity	1,243,238	639,726
Total liabilities and equity	$ 1,436,817	$ 702,720